Regulatory Capital	3 Months Ended
Mar. 31, 2014
Regulatory Capital [Abstract]
Regulatory Capital

NOTE 9 — REGULATORY CAPITAL

The Company and the Bank are each subject to various regulatory capital requirements administered by the Federal Reserve Bank (“FRB”) and the Federal Deposit Insurance Corporation (“FDIC”).

Quantitative measures established by regulation to ensure capital adequacy require that the Company and the Bank each maintain minimum amounts and ratios of Total and Tier 1 capital to risk-weighted assets, and of Tier 1 capital to average assets, subject to any agreement with regulators to maintain higher capital levels.

The calculation of the Company’s regulatory capital ratios are subject to review and consultation with the FRB, which may result in refinements to amounts reported at March 31, 2014.

Tier 1 Capital and Total Capital Components (dollars in millions)

	CIT		CIT Bank
	March 31,	December 31,	March 31,	December 31,
Tier 1 Capital	2014	2013	2014	2013
Total stockholders’ equity	$ 8,796.0	$ 8,838.8	$ 2,629.3	$ 2,596.6
Effect of certain items in accumulated other comprehensive loss excluded from Tier 1 Capital	22.3	24.2	-	-
Adjusted total equity	8,818.3	8,863.0	2,629.3	2,596.6
Less: Goodwill(1)	(407.2)	(338.3)	-	-
Disallowed intangible assets	(18.2)	(20.3)	-	-
Investment in certain unconsolidated subsidiaries	(31.0)	(32.3)	-	-
Other Tier 1 components(2)	(28.5)	(32.6)	-	-
Tier 1 Capital	8,333.4	8,439.5	2,629.3	2,596.6
Tier 2 Capital
Qualifying allowance for credit losses and other reserves(3)	383.6	383.9	204.1	193.6
Less: Investment in certain unconsolidated subsidiaries	(31.0)	(32.3)	-	-
Other Tier 2 components(4)	0.2	0.1	-	-
Total qualifying capital	$ 8,686.2	$ 8,791.2	$ 2,833.4	$ 2,790.2
Risk-weighted assets	$ 51,752.3	$ 50,571.2	$ 16,284.4	$ 15,451.9
Total Capital (to risk-weighted assets):
Actual	16.8%	17.4%	17.4%	18.1%
Required Ratio for Capital Adequacy Purposes to be well capitalized	10.0%	10.0%	10.0%	10.0%
Tier 1 Capital (to risk-weighted assets):
Actual	16.1%	16.7%	16.1%	16.8%
Required Ratio for Capital Adequacy Purposes to be well capitalized	6.0%	6.0%	6.0%	6.0%
Tier 1 Leverage Ratio:
Actual	17.5%	18.1%	15.9%	16.9%
Required Ratio for Capital Adequacy Purposes	4.0%	4.0%	5.0%	5.0%

(1)	Goodwill and disallowed intangible assets adjustments also reflect the portion included within assets held for sale.
(2)

Includes the portion of net deferred tax assets that does not qualify for inclusion in Tier 1 capital based on the capital guidelines, the Tier 1 capital charge for nonfinancial equity investments, qualifying noncontrolling interests and the Tier 1 capital deduction for net unrealized losses on available-for-sale marketable securities (net of tax).

(3)	“Other reserves” represents additional credit loss reserves for unfunded lending commitments, letters of credit, and deferred purchase agreements, all of which are recorded in Other Liabilities.
(4)	Banking organizations are permitted to include in Tier 2 Capital up to 45% of net unrealized pretax gains on available-for-sale equity securities with readily determinable fair values.